Stock-Based Compensation - Summary of Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Mar. 01, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Options Outstanding, Number of Options, Shares
Options Outstanding, Number of Options, Shares, Beginning Balance		1,867,747	437,400	437,400
Options Outstanding, Number of Options, Granted, Shares		195,975	0	1,547,938
Options Outstanding, Number of Options, Exercised, Shares		(487)		(4,465)
Options Outstanding, Number of Options, Cancelled, Shares		(165,622)		(113,126)
Options Outstanding, Number of Options, Shares, Ending Balance	369,885	1,897,613		1,867,747
Options Outstanding, Number of Options Exercisable, Shares, as of September 30, 2019		218,096		181,701
Options Outstanding, Number of Options, Vested and expected to vest, Shares as of September 30, 2019		1,954,263		1,867,747
Options Outstanding, Weighted Average Exercise Price
Options Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 9.01	$ 6.01	$ 6.01
Options Outstanding, Weighted Average Exercise Price, Granted		9.49		9.72
Options Outstanding, Weighted Average Exercise Price, Exercised	$ 6.16	4.14		4.13
Options Outstanding, Weighted Average Exercise Price, Cancelled		8.76		7.02
Options Outstanding, Weighted Average Exercise Price, Ending Balance		9.10		9.01
Options Outstanding, Weighted Average Exercise Price, Exercisable as of September 30, 2019		6.31		5.85
Options Outstanding, Weighted Average Exercise Price, Vested and expected to vest as of September 30, 2019		$ 9.13		$ 9.01
Options Outstanding, Aggregate Intrinsic Value		$ 19,573,295	$ 0	$ 0
Options Outstanding, Weighted Average Remaining Contractual Life (Years)		9 years 7 days		9 years 7 months 20 days
Options Outstanding, Weighted Average Remaining Contractual Life (Years), Exercisable		7 years 6 months 18 days		7 years 7 months 24 days
Options Outstanding, Weighted Average Remaining Contractual Life (Years), Vested and expected to vest		8 years 9 months		9 years 7 months 20 days
Options Outstanding, Aggregate Intrinsic Value		$ 19,573,295	$ 0	$ 0
Options Options Outstanding, Aggregate Intrinsic Value, Exercisedxercised		1,630		14,410
Options Outstanding, Aggregate Intrinsic Value		498,451		19,573,295
Options Outstanding, Aggregate Intrinsic Value, Exercisable		359,753		2,480,184
Options Outstanding, Aggregate Intrinsic Value, Vested and expected to vest		498,451		19,573,295
Options Outstanding, Aggregate Intrinsic Value		498,451		19,573,295
Options Outstanding, Aggregate Intrinsic Value, Exercisable		359,753		2,480,184
Options Outstanding, Aggregate Intrinsic Value, Vested and expected to vest		$ 498,451		$ 19,573,295